Prepayments and other current assets (Details)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 CNY (¥)		Mar. 31, 2025 USD ($)		Mar. 31, 2025 CNY (¥)		Mar. 31, 2024 CNY (¥)
Prepayments And Other Current Assets
Advances to vendors (a)	$ 87,086	[1]	¥ 619,964	[1]	$ 42,783	[2]	¥ 304,572	[1]	¥ 6,941,758	[2]
Loans to third-parties (b)	698,060	[3]	4,969,486	[3]	63,069	[4]	448,990	[3]	1,046,500	[4]
Rental deposits (c)	172,105	[5]	1,225,218	[5]	111,579	[6]	794,329	[5]	629,340	[6]
Advance to employees (d)	44,648	[7]	317,846	[7]	75,821	[8]	539,770	[7]	455,351	[8]
Others (e)	19,912	[9]	141,759	[9]	51,478	[10]	366,475	[9]	258,942	[10]
Prepayments and other current assets	$ 1,021,811		¥ 7,274,273		$ 344,730		¥ 2,454,136		¥ 9,331,891

[1]	Advances to vendors primarily included prepayment for service fee attributable to DAKA merchant membership service providers in 2024 and prepayment for office rental and office renovation in 2025, which will be expensed in cost of revenues when the associated revenue is recognized.
[2]	Advances to vendors primarily included prepayment for service fee attributable to DAKA merchant membership service providers in 2024 and prepayment for office rental in 2025, which will be expensed in cost of revenues when the associated revenue is recognized.
[3]	Loans to third parties represents the balance lent to various third parties for their working capital needs which are interest-free. As of the date of this report, RMB 448,990 (US$ 63,069) of the outstanding loans to third parties has been settled.
[4]	Loans to third parties represents the balance lend to various third parties for their working capital needs with interest-free. There was no collection related to these loans to third parties by the Company subsequently as of the date of this report.
[5]	Rental deposit primarily comprises three months’ rent for the new office leased by the Group in October 2023, recognized as a security deposit in accordance with the terms of the lease agreement. For the six months ended September 30 2025, the deposit increased by RMB 430,889 (US$ 60,527), mainly due to the lease of additional office space.
[6]	Rental deposit primarily comprises three months’ rent for the new office leased by the Group in October 2023, recognized as a security deposit in accordance with the terms of the lease agreement.
[7]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[8]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[9]	Others primarily included the prepayment of rent related to leases expiring within 12 months.
[10]	Others primarily included the prepayment of rent related to leases expiring within 12 months.